5. Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
5. Stockholders' Equity (Deficit)

Note 5. Stockholders’ Equity (Deficit)

The Company is authorized to issue 500,000,000 shares of common stock with par value $0.0001.

On December 15, 2016, the Company issued 14,213,500 shares of common stock to its CEO for $1,421 at $0.0001 per share. The amount was received on December 16, 2016.

On December 15, 2016, the Company issued 3,000,000 shares of common stock to a director for $300 at $0.0001 per share. The amount was received in February 28, 2017.

During the year ended December 31, 2016, the Company received a contribution from officers of $342. The contributions were recorded under additional paid in capital.

In 2017, the Company issued 1,400 shares for services provided with a fair value of $5 ($0.0001 per share).

In January 2017, the Company issued 2,773,500 shares to 15 shareholders for $277.35 for cash ($0.0001 per share).

In February 2017, the Company issued 290,000 shares to US Export Inc. in exchange for a building. The shares were valued at the historical cost of the asset. US Export Inc. is a shareholder of the Company and is majority owned by the same CEO.

Note 4. Stockholders’ Deficit

The Company is authorized to issue 500,000,000 shares of common stock with par value $0.0001.

On December 15, 2016, the Company issued 14,213,500 shares of common stock to its CEO for $1,421 at $0.0001 per share. The amount was received on December 16, 2016.

On December 15, 2016, the Company issued 3,000,000 shares of common stock to a director for $300 at $0.0001 per share. The amount was received on February 28, 2017.

During the year ended December 31, 2016, the Company received a contribution from officers of $342. The contributions were recorded under additional paid in capital.